Cash and cash equivalents	6 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Cash and cash equivalents
13.	Cash and cash equivalents

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Cash on hand	460	591	395
Cash at banks	1,044,180	1,342,712	3,044,071
	1,044,640	1,343,303	3,044,466

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025